Secured Term Loan Facilities and Revolving Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Annual Principal Payments Under Term Loans and Revolving Credit Facilities
The table below represents the annual principal payments to be made under our term loans and revolving credit facilities after December 31, 2025 and 2024:

	December 31, 2024	December 31, 2025
	(in thousands)
Due within one year	252,333	170,164
Due between one year and two years	121,321	120,538
Due between two years and three years	81,644	160,131
Due between three years and four years	131,822	125,634
Due between four years and five years	98,933	38,274
Due in more than five years	74,506	153,144
Total secured term loans facilities and revolving credit facilities	760,559	767,885
Less: current portion	252,333	170,164
Secured term loan facilities and revolving credit facilities, non-current portion	$508,226	$597,721

Schedule of Secured Term Loan Facilities
The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities as of December 31, 2025, and 2024:

	December 31, 2024	December 31, 2025
	(in thousands)
Current Liability
Current portion of secured term loan facilities and revolving credit facilities	$252,333	$170,164
Less: current portion of deferred financing costs	(2,246)	(2,098)
Current portion of secured term loan facilities, net of deferred financing costs	$250,087	$168,066
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties	$508,226	$597,721
Less: non-current portion of deferred financing costs	(3,231)	(3,761)
Non-current secured term loan facilities and revolving credit facilities, net of current and non-current deferred financing costs	$504,995	$593,960